PROSPECTUS SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED MAY 20, 2008 TO PROSPECTUS DATED MARCH 17, 2008

The following information supplements the information found in the prospectus for the NETS™ Funds.

The following funds are available for purchase:
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ DAX® Index Fund (Germany)
NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ CAC40® Index Fund (France)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ TOPIX® Index Fund (Japan)
NETS™ S&P / MIB Index Fund (Italy)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE / JSE Top 40 Index Fund (South Africa)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ BEL 20® Index Fund (Belgium)

The following funds will be available for purchase by Authorized Participants on or about May 21, 2008, and are expected to be launched on NYSE Arca on or about May 27, 2008:
NETS™ TA-25 Index Fund (Israel)
NETS™ PSI 20® Index Fund (Portugal)

The following fund will be available for purchase by Authorized Participants on or about June 13, 2008, and is expected to be launched on NYSE Arca on or about June 18, 2008:
NETS™ ISEQ 20™ Index Fund (Ireland)

The following funds are not operational and unavailable for purchase:
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ RTS Index Fund (Russia)
NETS™ FTSE SET Large Cap Index Fund (Thailand)

* * * * *

The last sentence of the paragraph under the heading “Principal Investment Strategy” of the NETS™ FTSE/JSE Top 40 Index Fund (South Africa) on page 73 is amended and restated to read:

“The Fund uses a representative sampling strategy in seeking to track the Underlying Index.”

This supplement replaces the supplement to the prospectus dated May 6, 2008.

NETS Investor Services
801 S. Canal Street
Dept. C-5S
Chicago, IL 60607
1-866-928-NETS
netsetfs.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED MAY 20, 2008 TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 17, 2008

The following information supplements the information found in the statement of additional information for the NETS™ Funds.

The following funds are available for purchase:
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ DAX® Index Fund (Germany)
NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ CAC40® Index Fund (France)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ TOPIX® Index Fund (Japan)
NETS™ S&P / MIB Index Fund (Italy)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE / JSE Top 40 Index Fund (South Africa)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ BEL 20® Index Fund (Belgium)

The following funds will be available for purchase by Authorized Participants on or about May 21, 2008, and are expected to be launched on NYSE Arca on or about May 27, 2008:
NETS™ TA-25 Index Fund (Israel)
NETS™ PSI 20® Index Fund (Portugal)

The following fund will be available for purchase by Authorized Participants on or about June 13, 2008, and is expected to be launched on NYSE Arca on or about June 18, 2008:
NETS™ ISEQ 20™ Index Fund (Ireland)

The following funds are not operational and unavailable for purchase:
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ RTS Index Fund (Russia)
NETS™ FTSE SET Large Cap Index Fund (Thailand)

* * * * *

The second and third paragraphs under the heading “Investment Objective, Strategies and Risks” on page 4 are amended and restated to read:

“The NETS™ BEL 20® Index Fund (Belgium), NETS™ Hang Seng China Enterprises Index Fund, NETS™ DAX® Index Fund (Germany), NETS™ Hang Seng Index Fund (Hong Kong), NETS™ ISEQ 20™ Index Fund (Ireland), NETS™ TA-25 Index Fund (Israel), NETS™ S&P/MIB Index Fund (Italy), NETS™ TOPIX® Index Fund (Japan), NETS™ FTSE Bursa Malaysia 100 Index

Fund, NETS™ AEX-index® Fund (The Netherlands), NETS™ PSI 20® Index Fund (Portugal), NETS™ RTS Index Fund (Russia), NETS™ FTSE Singapore Straits Times Index Fund, NETS™ FTSE/JSE Top 40 Index Fund (South Africa) and NETS™ FTSE SET Large Cap Index Fund (Thailand) engage in representative sampling, which is investing in a representative sample of securities in the Underlying Index, selected by NTI to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.

The NETS™ S&P/ASX 200 Index Fund (Australia), NETS™ CAC40® Index Fund (France) and NETS™ FTSE 100 Index Fund (United Kingdom) engage in a replication strategy, which is investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. These Funds may utilize a representative sampling strategy with respect to their Underlying Index when a replication strategy might be detrimental to its beneficial owners, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow a Fund’s Underlying Index.”

This supplement replaces the supplement to the statement of additional information dated May 6, 2008.

NETS Investor Services
801 S. Canal Street
Dept. C-5S
Chicago, IL 60607
1-866-928-NETS
netsetfs.com